JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 87.8%
Bahrain — 4.7%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	600,000	624,186
6.75%, 9/20/2029 (a)	600,000	623,688
5.63%, 9/30/2031 (a)	200,000	198,376
5.45%, 9/16/2032 (a)	400,000	387,124
5.63%, 5/18/2034 (a)	400,000	383,624
7.50%, 2/12/2036 (a)	400,000	433,500
6.00%, 9/19/2044 (a)	260,000	236,275
		2,886,773
Brazil — 7.0%
Federative Republic of Brazil
4.63%, 1/13/2028	200,000	200,800
4.50%, 5/30/2029	200,000	198,600
5.50%, 11/6/2030	400,000	408,200
6.13%, 1/22/2032	500,000	516,750
6.00%, 10/20/2033	400,000	407,200
6.63%, 3/15/2035	1,000,000	1,034,000
5.00%, 1/27/2045	1,000,000	811,000
4.75%, 1/14/2050	200,000	147,900
7.13%, 5/13/2054	335,000	335,670
7.25%, 1/12/2056	200,000	199,600
		4,259,720
Bulgaria — 0.3%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	200,500
Chile — 1.4%
Republic of Chile
3.24%, 2/6/2028	400,000	392,800
3.10%, 5/7/2041	200,000	155,250
5.33%, 1/5/2054	200,000	197,800
3.25%, 9/21/2071	200,000	127,800
		873,650
Colombia — 6.8%
Republic of Colombia
3.00%, 1/30/2030	800,000	721,200
7.38%, 4/25/2030	400,000	423,400
8.00%, 11/14/2035	450,000	485,100
7.75%, 11/7/2036	400,000	420,100
7.38%, 9/18/2037	450,000	462,150
6.13%, 1/18/2041	641,000	571,131
5.00%, 6/15/2045	200,000	148,600
5.20%, 5/15/2049	200,000	148,500
8.75%, 11/14/2053	224,000	250,432
8.38%, 11/7/2054	450,000	481,050
		4,111,663

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Costa Rica — 1.8%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	400,000	417,600
6.55%, 4/3/2034 (a)	200,000	215,150
7.16%, 3/12/2045 (a)	200,000	218,050
7.30%, 11/13/2054 (a)	200,000	221,850
		1,072,650
Dominican Republic — 6.3%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	107,000	108,038
6.00%, 7/19/2028 (a)	300,000	307,200
4.50%, 1/30/2030 (a)	450,000	437,456
7.05%, 2/3/2031 (a)	400,000	428,200
4.88%, 9/23/2032 (a)	150,000	143,001
6.95%, 3/15/2037 (b)	500,000	532,970
6.95%, 3/15/2037 (a)	300,000	319,782
5.30%, 1/21/2041 (a)	750,000	672,656
6.40%, 6/5/2049 (b)	150,000	147,512
7.15%, 2/24/2055 (a)	450,000	480,094
5.88%, 1/30/2060 (a)	300,000	267,300
		3,844,209
Egypt — 1.0%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	200,000	203,000
5.88%, 2/16/2031 (a)	200,000	193,626
8.88%, 5/29/2050 (a)	200,000	192,273
		588,899
El Salvador — 0.6%
Republic of El Salvador
9.25%, 4/17/2030 (a)	200,000	214,900
9.65%, 11/21/2054 (a)	150,000	169,226
		384,126
Ghana — 1.5%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	450,000	439,875
5.00%, 7/3/2035 (a) (c)	550,000	486,408
		926,283
Guatemala — 0.6%
Republic of Guatemala 6.60%, 6/13/2036 (a)	326,000	348,576
Hungary — 1.7%
Hungary Government Bond
2.13%, 9/22/2031 (a)	400,000	343,752
6.25%, 9/22/2032 (a)	200,000	213,500
6.75%, 9/25/2052 (a)	444,000	478,188
		1,035,440

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
India — 0.3%
Export-Import Bank of India 2.25%, 1/13/2031 (a)	200,000	180,200
Indonesia — 2.6%
Perusahaan Penerbit SBSN Indonesia III
4.45%, 2/20/2029 (a)	200,000	201,312
2.80%, 6/23/2030 (a)	400,000	374,375
Republic of Indonesia
4.75%, 2/11/2029	200,000	203,375
7.75%, 1/17/2038 (a)	200,000	249,250
4.20%, 10/15/2050	650,000	539,500
		1,567,812
Ivory Coast — 1.6%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (a)	200,000	208,600
6.13%, 6/15/2033 (a)	250,000	241,438
8.25%, 1/30/2037 (a)	480,000	500,943
		950,981
Jamaica — 1.3%
Jamaica Government Bond
6.75%, 4/28/2028	316,000	325,441
7.88%, 7/28/2045	400,000	480,070
		805,511
Jordan — 1.4%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	200,000	200,160
7.50%, 1/13/2029 (a)	200,000	209,990
7.38%, 10/10/2047 (a)	450,000	449,213
		859,363
Kazakhstan — 0.4%
Republic of Kazakhstan 6.50%, 7/21/2045 (a)	200,000	223,250
Kenya — 1.8%
Republic of Kenya
9.75%, 2/16/2031 (a)	200,000	213,250
8.00%, 5/22/2032 (a)	250,000	248,827
9.50%, 3/5/2036 (b)	600,000	607,200
		1,069,277
Latvia — 0.3%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	206,526
Mexico — 2.8%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	250,000	253,597
United Mexican States
4.75%, 4/27/2032	400,000	391,600
6.35%, 2/9/2035	200,000	210,720
6.88%, 5/13/2037	200,000	215,500
6.05%, 1/11/2040	166,000	166,249

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Mexico—continued
7.38%, 5/13/2055	200,000	219,200
3.75%, 4/19/2071	200,000	120,100
5.75%, 10/12/2110	150,000	128,700
		1,705,666
Morocco — 1.3%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	174,935
6.50%, 9/8/2033 (a)	415,000	449,860
4.00%, 12/15/2050 (a)	200,000	145,688
		770,483
Nigeria — 3.8%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	200,000	201,250
8.38%, 3/24/2029 (a)	200,000	210,400
7.14%, 2/23/2030 (a)	600,000	606,870
8.75%, 1/21/2031 (a)	200,000	214,500
7.38%, 9/28/2033 (a)	500,000	491,150
10.38%, 12/9/2034 (a)	200,000	231,550
7.63%, 11/28/2047 (a)	400,000	370,400
		2,326,120
Oman — 2.2%
Sultanate of Oman Government Bond
6.75%, 10/28/2027 (a)	450,000	467,824
5.63%, 1/17/2028 (a)	400,000	408,800
7.38%, 10/28/2032 (a)	200,000	230,390
7.00%, 1/25/2051 (a)	200,000	229,562
		1,336,576
Pakistan — 1.2%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	400,000	400,321
7.38%, 4/8/2031 (a)	321,000	315,222
		715,543
Panama — 2.3%
Republic of Panama
7.50%, 3/1/2031	400,000	440,800
2.25%, 9/29/2032	200,000	163,600
6.88%, 1/31/2036	316,000	339,068
4.50%, 4/1/2056	400,000	298,400
3.87%, 7/23/2060	200,000	131,600
		1,373,468
Paraguay — 0.6%
Republic of Paraguay
6.10%, 8/11/2044 (a)	200,000	206,200
5.40%, 3/30/2050 (a)	200,000	184,800
		391,000

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru — 1.7%
Republic of Peru
2.78%, 1/23/2031	100,000	92,800
8.75%, 11/21/2033	8,000	10,124
3.00%, 1/15/2034	298,000	260,005
5.38%, 2/8/2035	200,000	205,625
3.30%, 3/11/2041	200,000	156,200
5.88%, 8/8/2054	25,000	25,175
2.78%, 12/1/2060	289,000	162,924
3.23%, 7/28/2121	219,000	123,516
		1,036,369
Philippines — 2.4%
Republic of Philippines
6.38%, 1/15/2032	300,000	332,250
5.00%, 1/13/2037	400,000	406,000
3.70%, 3/1/2041	850,000	717,187
		1,455,437
Poland — 1.6%
Republic of Poland
4.63%, 3/18/2029	100,000	102,248
4.88%, 2/12/2030	200,000	206,400
4.88%, 10/4/2033	250,000	254,043
5.13%, 9/18/2034	100,000	102,825
5.50%, 4/4/2053	300,000	290,991
		956,507
Romania — 2.6%
Romania Government Bond
3.00%, 2/27/2027 (a)	640,000	627,840
7.13%, 1/17/2033 (a)	350,000	379,095
6.38%, 1/30/2034 (a)	100,000	103,150
5.75%, 3/24/2035 (b)	100,000	97,809
7.50%, 2/10/2037 (a)	150,000	164,508
6.13%, 1/22/2044 (a)	50,000	48,013
4.00%, 2/14/2051 (a)	250,000	171,158
		1,591,573
Saudi Arabia — 3.3%
Kingdom of Saudi Arabia
3.63%, 3/4/2028 (a)	200,000	197,756
4.38%, 4/16/2029 (a)	400,000	402,516
4.75%, 1/16/2030 (a)	200,000	203,850
2.25%, 2/2/2033 (a)	700,000	602,658
5.25%, 1/16/2050 (a)	600,000	579,450
		1,986,230
Serbia — 1.1%
Republic of Serbia 6.50%, 9/26/2033 (a)	600,000	647,420

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa — 4.3%
Republic of South Africa
4.85%, 9/30/2029	700,000	698,803
5.88%, 6/22/2030	200,000	206,588
7.10%, 11/19/2036 (b)	200,000	215,350
7.10%, 11/19/2036 (a)	200,000	215,350
5.65%, 9/27/2047	600,000	508,047
5.75%, 9/30/2049	200,000	168,900
7.30%, 4/20/2052	200,000	201,514
7.95%, 11/19/2054 (a)	400,000	428,800
		2,643,352
Sri Lanka — 2.0%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	364,270	348,606
3.10%, 1/15/2030 (a) (c)	100,000	94,125
3.35%, 3/15/2033 (a) (c)	500,000	433,500
3.60%, 6/15/2035 (a) (c)	200,000	151,775
3.60%, 2/15/2038 (a) (c)	200,000	183,200
		1,211,206
Turkey — 7.4%
Hazine Mustesarligi Varlik Kiralama A/S
7.25%, 2/24/2027 (a)	400,000	413,875
6.50%, 4/26/2030 (a)	200,000	206,850
Republic of Turkiye (The)
5.13%, 2/17/2028	1,100,000	1,107,568
5.25%, 3/13/2030	200,000	198,270
5.95%, 1/15/2031	500,000	503,125
7.13%, 2/12/2032	200,000	210,800
6.50%, 9/20/2033	201,000	203,311
6.95%, 9/16/2035	600,000	615,600
6.88%, 3/17/2036	450,000	459,882
5.75%, 5/11/2047	700,000	575,596
		4,494,877
United Arab Emirates — 1.7%
United Arab Emirates Government Bond
1.63%, 6/2/2028 (a)	400,000	377,624
2.00%, 10/19/2031 (a)	200,000	180,274
3.13%, 9/30/2049 (a)	200,000	145,950
4.95%, 7/7/2052 (a)	200,000	195,248
2.70%, 9/2/2070 (a)	200,000	115,595
		1,014,691
Uruguay — 1.6%
Oriental Republic of Uruguay
4.38%, 1/23/2031	134,000	135,989
5.75%, 10/28/2034	400,000	428,000

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Uruguay—continued
5.10%, 6/18/2050	100,000	95,700
4.98%, 4/20/2055	332,000	306,270
		965,959
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	176,765	169,761
0.50%, 12/31/2053 (a)	178,000	122,320
		292,081
Total Foreign Government Securities (Cost $51,897,812)		53,309,967
Corporate Bonds — 10.1%
Chile — 0.8%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	200,000	189,520
3.70%, 1/30/2050 (a)	400,000	284,620
		474,140
China — 1.4%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	450,000	458,953
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	194,230
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	181,818
		835,001
Hong Kong — 0.6%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	338,888
Hungary — 0.5%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	294,337
Indonesia — 0.6%
Pertamina Hulu Energi PT 5.25%, 5/21/2030 (a)	200,000	204,138
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	157,600
		361,738
Malaysia — 1.1%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	200,000	180,140
5.34%, 4/3/2035 (a)	200,000	209,228
3.40%, 4/28/2061 (a)	400,000	278,384
		667,752
Mexico — 1.5%
Petroleos Mexicanos
8.75%, 6/2/2029	300,000	321,000
6.70%, 2/16/2032	150,000	148,628
10.00%, 2/7/2033	100,000	115,410
6.63%, 6/15/2035	50,000	47,175

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — continued
6.50%, 6/2/2041	250,000	216,592
7.69%, 1/23/2050	100,000	89,170
		937,975
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	141,094
Poland — 0.7%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	207,564
5.75%, 7/9/2034 (b)	200,000	212,110
		419,674
Saudi Arabia — 0.9%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	571,000	571,206
South Africa — 0.4%
Transnet 8.25%, 2/6/2028 (a)	200,000	212,000
Turkey — 0.3%
TVF Varlik Kiralama A/S 6.95%, 1/23/2030 (a)	200,000	206,847
United Arab Emirates — 1.1%
DP World Ltd. 6.85%, 7/2/2037 (a)	300,000	343,032
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	200,000	190,375
3.40%, 6/7/2051 (a)	218,000	159,072
		692,479
Total Corporate Bonds (Cost $5,991,714)		6,153,131
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (e) (f) (Cost $415,876)	415,876	415,876
Total Investments — 98.6% (Cost $58,305,402)		59,878,974
Other Assets in Excess of Liabilities — 1.4%		851,831
NET ASSETS — 100.0%		60,730,805

Percentages indicated are based on net assets.

Abbreviations
GMTN	Global Medium Term Note
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$6,153,131	$—	$6,153,131
Foreign Government Securities	—	53,309,967	—	53,309,967
Short-Term Investments
Investment Companies	415,876	—	—	415,876
Total Investments in Securities	$415,876	$59,463,098	$—	$59,878,974

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	$1,292,706	$6,567,370	$7,860,076	$—	$—	$—	—	$8,398	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	695,282	5,624,980	5,904,386	—	—	415,876	415,876	11,963	—
Total	$1,987,988	$12,192,350	$13,764,462	$—	$—	$415,876		$20,361	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.